Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Financial assets and liabilities measured at fair value

	December 31, 2020				December 31, 2019
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognized at fair value on a recurring basis:
Financial assets
Equity securities
Mutual funds	7,081	236	—	7,317	7,141	278	—	7,419
Total equity securities	7,081	236	—	7,317	7,141	278	—	7,419

Available-for-sale investments
US government and federal agencies	—	2,566,066	—	2,566,066	—	2,052,446	—	2,052,446
Non-US governments debt securities	—	22,408	—	22,408	—	25,676	—	25,676
Asset-backed securities - Student loans	—	—	12,945	12,945	—	—	12,891	12,891
Residential mortgage-backed securities	—	59,697	—	59,697	—	129,328	—	129,328
Total available-for-sale	—	2,648,171	12,945	2,661,116	—	2,207,450	12,891	2,220,341

Other assets - Derivatives	—	6,692	—	6,692	—	30,459	—	30,459

Financial liabilities
Other liabilities - Derivatives	—	25,534	—	25,534	—	29,826	—	29,826

Schedule of level 3 reconciliation
The table below summarizes realized and unrealized gains and losses for Level 3 assets still held at the reporting date.

	December 31, 2020	December 31, 2019	December 31, 2018
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	12,891	12,626	12,493
Realized and unrealized gains (losses) recognized in other comprehensive income	54	265	133
Carrying amount at end of year	12,945	12,891	12,626
Cumulative gain (loss) recognized in other comprehensive income	(345)	(399)	(664)

Items other than those recognized at fair value on a recurring basis

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2020			December 31, 2019
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash due from banks	Level 1	3,289,592	3,289,592	—	2,550,070	2,550,070	—
Securities purchased under agreements to resell	Level 2	197,039	197,039	—	142,283	142,283	—
Short-term investments	Level 1	823,039	823,039	—	1,218,380	1,218,380	—
Investments held-to-maturity	Level 2	2,194,371	2,304,756	110,385	2,208,663	2,255,987	47,324
Loans, net of allowance for credit losses	Level 2	5,160,810	5,193,240	32,430	5,142,622	5,161,257	18,635
Other real estate owned¹	Level 2	4,052	4,052	—	3,842	3,842	—

Financial liabilities
Term deposits	Level 2	2,660,082	2,665,463	(5,381)	3,051,306	3,054,813	(3,507)
Long-term debt	Level 2	171,462	170,086	1,376	143,500	147,574	(4,074)
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.